Eaton Vance
Maryland Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.3%
Maryland Community Development Administration, (Local Government Infrastructure):
4.00%, 6/1/40	$1,000	$ 1,015,080
5.00%, 6/1/43	1,000	1,104,010
		$ 2,119,090
Education — 9.1%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$2,000	$ 2,102,020
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 3.14%, 4/1/35(1)	1,700	1,700,000
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	526,175
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	997,790
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	2,100	2,104,767
University System of Maryland, 4.00%, 4/1/34	1,000	1,014,550
		$ 8,445,302
Escrowed/Prerefunded — 0.6%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 541,820
		$ 541,820
General Obligations — 20.9%
Anne Arundel County, MD, 5.00%, 10/1/36	$1,000	$ 1,052,010
Baltimore County, MD, (Metropolitan District 83rd Issue), 4.00%, 3/1/40	1,950	1,998,204
Caroline County, MD, 3.00%, 1/15/37	585	548,402
Carroll County, MD:
4.00%, 11/1/41(2)	1,370	1,417,032
4.00%, 11/1/42(2)	1,370	1,410,990
Cecil County, MD, 4.50%, 8/1/53	950	982,462
Charles County, MD:
4.25%, 10/1/47	215	222,620
5.00%, 10/1/25	1,000	1,017,230
Montgomery County, MD:
2.00%, 8/1/39	2,000	1,574,420
4.00%, 8/1/40	1,500	1,542,885
(SPA: U.S. Bank, N.A.), 3.15%, 11/1/37(3)	300	300,000
Prince George's County, MD, 5.00%, 8/1/41	1,000	1,146,350
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico:
0.00%, 7/1/33	$750	$ 519,720
5.625%, 7/1/29	1,000	1,079,500
Talbot County, MD, 5.00%, 1/1/37	1,380	1,555,950
Washington Suburban Sanitary District, MD:
5.00%, 6/1/40	1,000	1,136,630
Green Bonds, 3.00%, 6/1/42	1,700	1,494,606
Green Bonds, 4.00%, 6/1/45	415	422,536
		$19,421,547
Hospital — 13.2%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$ 1,030,010
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System):
5.00%, 7/1/48	1,000	1,045,620
5.25%, 7/1/53	775	824,003
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 3.00%, 6/1/48(3)	2,100	2,100,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	1,000	1,002,140
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	1,000	957,060
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,011,970
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	301,395
Montgomery County, MD, (Trinity Health Corp.):
4.00%, 12/1/44	2,000	2,000,860
5.00%, 12/1/45	1,000	1,013,070
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	981,000
		$12,267,128
Housing — 11.7%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,032,560
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	846,560
Social Bonds, 1.65%, 9/1/29	830	740,094
Social Bonds, 1.80%, 9/1/30	470	416,688
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,000	1,013,460

Eaton Vance
Maryland Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Community Development Administration: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	$1,000	$ 1,014,230
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	915	980,624
Sustainability Bonds, 4.35%, 7/1/43	1,000	1,010,270
Maryland Department of Housing and Community Development Administration, Green Bonds, 4.45%, 7/1/44	1,000	1,011,280
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	288,836
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	500	553,350
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,470
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	315	271,858
2.00%, 1/1/32	200	174,538
2.05%, 7/1/32	200	173,672
2.10%, 1/1/33	220	189,651
2.125%, 7/1/33	135	115,648
		$10,833,789
Industrial Development Revenue — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	$750	$ 771,165
		$ 771,165
Insured - Escrowed/Prerefunded — 1.4%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$1,310	$ 1,342,947
		$ 1,342,947
Insured - Hospital — 4.2%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,458,868
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (AGM), 4.00%, 7/1/48	450	447,192
		$ 3,906,060
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 3.6%
Maryland Department of Transportation:
(AGC), (AMT), 5.25%, 8/1/40	$1,000	$ 1,120,230
(AGC), (AMT), 5.25%, 8/1/44	1,000	1,100,920
(AGC), (AMT), 5.25%, 8/1/49	1,000	1,088,040
		$ 3,309,190
Lease Revenue/Certificates of Participation — 5.1%
Maryland Stadium Authority:
5.00%, 5/1/47	$2,250	$ 2,331,720
5.00%, 5/1/50	1,000	1,152,860
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/49	500	498,850
4.00%, 6/1/52	800	792,368
		$ 4,775,798
Senior Living/Life Care — 3.3%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 943,080
Howard County, MD, (Vantage House), 5.00%, 4/1/26	575	576,702
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	502,700
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,010,480
		$ 3,032,962
Special Tax Revenue — 7.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 202,196
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(4)	1,000	856,270
Howard County, MD, (Annapolis Junction Town Center):
5.00%, 2/15/38	450	490,842
5.00%, 2/15/39	425	461,660
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,094,916
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	1,012,150
Green Bonds, 5.25%, 7/15/59	1,500	1,656,000
Sustainability Bonds, 5.25%, 7/15/53	1,000	1,101,190
		$ 6,875,224
Transportation — 9.8%
Maryland Department of Transportation, (AMT), 4.00%, 8/1/41	$1,525	$ 1,525,396
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	250	256,113
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	523,085

Eaton Vance
Maryland Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	$1,000	$ 1,017,590
Maryland Transportation Authority:
5.00%, 7/1/51	1,500	1,597,530
(AMT), 4.00%, 6/1/35	1,000	1,004,510
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	2,077,060
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,048,500
		$ 9,049,784
Water and Sewer — 1.6%
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	$1,500	$ 1,505,520
		$ 1,505,520
Total Tax-Exempt Municipal Obligations (identified cost $87,831,757)		$88,197,326

Taxable Municipal Obligations — 6.1%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(5)	$500	$ 510,720
		$ 510,720
Hospital — 1.9%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 997,140
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	774,870
		$ 1,772,010
Housing — 3.1%
Maryland Community Development Administration:
(SPA: TD Bank, N.A.), 4.60%, 9/1/33(1)	$695	$ 695,000
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 4.60%, 7/1/45(1)	1,490	1,490,000
Montgomery County Housing Opportunities Commission, MD, (LOC: PNC Bank, N.A.), 4.65%, 7/1/39(1)	715	715,000
		$ 2,900,000
Security	Principal Amount (000's omitted)	Value
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 266,392
2.593%, 8/1/27	260	247,715
		$ 514,107
Total Taxable Municipal Obligations (identified cost $5,945,406)		$ 5,696,837

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$452	$ 438,763
Total Trust Units (identified cost $447,393)		$ 438,763
Total Investments — 101.6% (identified cost $94,224,556)		$94,332,926
Other Assets, Less Liabilities — (1.6)%		$(1,520,559)
Net Assets — 100.0%		$92,812,367
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $1,058,466 or 1.1% of the Fund's net assets.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Eaton Vance
Maryland Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2024, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at November 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$88,197,326	$ —	$88,197,326
Taxable Municipal Obligations	—	5,696,837	—	5,696,837
Trust Units	—	438,763	—	438,763
Total Investments	$ —	$94,332,926	$ —	$94,332,926
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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